UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8977

GE PRIVATE ASSET MANAGEMENT FUNDS, INC.

(Exact name of registrant as specified in charter)

15233 Ventura Blvd., Fifth Floor

Sherman Oaks, CA 91403-2224

(Address of principal executive offices) (Zip code)

Regina M. Fink, Esq.

GE Private Asset Management, Inc.

15233 Ventura Blvd., Fifth Floor

Sherman Oaks, CA 91403-2224

(Name and address of agent for service)

Registrant’s telephone number, including area code: 818-263-8402

Date of fiscal year end: September 30

Date of reporting period: July 1, 2003–June 30, 2004

Item 1. Proxy Voting Record

The registrant held no voting securities during the reporting period (other than shares of a money market mutual funds) and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Private Asset Management Funds, Inc.

By:

/s/ Gurinder Ahluwalia

Gurinder Ahluwalia

President of

GE Private Asset Management Funds, Inc.

Date: August 13, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By:

/s/ Gurinder Ahluwalia

Gurinder Ahluwalia

President of

GE Private Asset Management Funds, Inc.